Goodwill and Intangible Assets (Summary of Future Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 23,217
2018	16,810
2019	12,813
2020	9,212
2021	8,812
Thereafter	7,909
Total finite-lived intangible assets, net	$ 78,773	$ 117,895